Revenue and Geography Information (Details) - Schedule of location of company’s long-lived assets - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Revenue, Major Customer [Line Items]
Total	¥ 37,112	¥ 41,235
PRC [Member]
Revenue, Major Customer [Line Items]
Total	36,944	41,092
India [Member]
Revenue, Major Customer [Line Items]
Total	¥ 168	¥ 143